Basis of presentation and accounting policies (Details)			1 Months Ended	12 Months Ended
		May 28, 2025	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Abafor S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
ACI Airport Sudamerica S.A.U.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
ACI Airports Italia S.A.U.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
America International Airports LLC
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Anabe ITG S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Barnsley ITG S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	99.98%
Cargo & Logistics S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				85.21%	85.00%	82.89%
Cedicor S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%	100.00%
Cerealsur S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Corporacion Aeroportuaria S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				99.98%	99.98%	99.98%
Corporacion Africa Airports Nigeria Limited
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				51.00%	51.00%	51.00%
Corporacin Amrica Italia S.p.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary		25.00%		100.00%	75.00%	75.00%
Corporacin Amrica Italia S.p.A. | Minimum
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary		46.71%
Corporacin Amrica Italia S.p.A. | Maximum
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary		62.28%
Corporacin Amrica S.A.U.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	97.22%
Corporacion America Sudamericana S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	99.29%	96.53%
DICASA Spain S.A.U.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Inframerica Participacoes S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				99.98%	99.98%	99.98%
Yokelet S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Abuja Airport Concession Company
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]			51.00%	51.00%	51.00%
ACI do Brasil S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[2]			99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]					94.79%
Aeropuerto de Bahia Blanca S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			85.00%	85.00%	82.64%
Aeropuertos Argentina 2000 S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3],[4]			85.00%	84.79%	82.69%
Aeropuertos del Neuquen S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			77.70%	77.70%	75.54%
Armenia International Airports C.J.S.C.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
CAAirports International Services S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			80.00%	80.00%	77.77%
Inframrica Concessionria do Aeroporto de Brasilia S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[2]			50.99%	50.99%	50.99%
Kano Airport Concession Company Limited
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]			51.00%	51.00%	51.00%
Paoletti Amrica S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3],[5]			42.50%	42.39%	41.35%
Puerta del Sur S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Servicios y Tecnologia Aeroportuaria S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			85.11%	84.90%	82.79%
Sinatus S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
TCU S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[6]			50.00%	50.00%	49.99%
Texelrio S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			59.50%	59.35%	57.88%
Toscana Aeroporti S.p.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[7],[8]			62.28%	46.71%	46.71%
Villalonga Furlong S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]			85.22%	85.01%	82.90%

[1]	Operating company part of the structure related to the future Nigerian concessions (Note 26.b).
[2]	In December 2023, ACIB incorporated ICASGA (Note 26.b).
[3]	In October, 2024, Cedicor S.A. acquired the non-controlling participation of CASA, increasing its participation to 100%, indirectly modifying the participation in CASA’s subsidiaries.
[4]	Includes a 9.35% direct interest of Cedicor S.A. in AA2000.
[5]	The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[6]	The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company
[7]	The Group TA has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l. and TAC.
[8]	The Group has control over this company based on having a majority stake in CAIT that has 62.28% of ownership of TA, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.